Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Loss before taxes	€ (526,139)	€ (158,213)	€ (65,847)
Income tax calculated at 25%	131,535	39,553	16,462
Effect of expenses are not deductible in determining taxable results	(11,478)	(7,701)	(3,934)
Effect of stock issue expenses that are not deductible in determining taxable results	11,775	5,750	3,716
Effect of concessions	6,804	572	430
Effect of tax losses carried forward not recognized	100,771	11,670	5,511
Effect of different tax rates in jurisdictions in which the company operates	(168)	(52)	(15)
Deferred tax asset other than loss carryforwards not recognized	(39,516)	(27,341)	(11,968)
(Underprovided)/overprovided in prior years	(857)	(3,876)
Other	(108)	13	26
Income tax expense recognized in the consolidated statement of profit and loss	€ (2,784)	€ (4,752)	€ (794)